LONG-TERM DEBT (Schedule of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2011 Chairman Subordinated Debt [Member]	Dec. 31, 2010 Chairman Subordinated Debt [Member]	Dec. 31, 2011 BDeWees Subordinated Debt [Member]	Dec. 31, 2010 BDeWees Subordinated Debt [Member]	Dec. 31, 2011 Xgen III Subordinated Debt [Member]	Dec. 31, 2010 Xgen III Subordinated Debt [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member]	Dec. 31, 2011 Notes Payable to Banks [Member]	Dec. 31, 2010 Notes Payable to Banks [Member]	Dec. 31, 2011 Notes Paid off in 2011 [Member]	Dec. 31, 2010 Notes Paid off in 2011 [Member]	Dec. 31, 2011 Capital lease obligations [Member]	Dec. 31, 2010 Capital lease obligations [Member]
Debt Instrument [Line Items]
Payment frequency (Description)						Monthly		Monthly		Monthly		Monthly		Monthly		Monthly		Monthly
Monthly principal payments						$ 8		$ 10		$ 10		$ 27		$ 3
Monthly principal payment after increase						12		15		15
Date of maturity (Date)						Oct. 31, 2013		Aug. 01, 2013		Aug. 01, 2013				Nov. 16, 2014
Additional principal payment						250		250		250
Description of variable rate base used if variable base plus spread is greater than fixed rate (Description)						Prime		Index Rate		Index Rate		LIBOR
Basis spread on variable base if spread plus base is greater than the fixed rate (in Percent)						2.00%		6.00%		6.00%
Fixed interest rate (in Percent)														8.00%
Index rate at the end of the period (in Percent)						3.25%						0.56%
Increased fixed interest rate to be used if greater than the increased variable rate plus spread (in Percent)						9.50%		19.00%		19.00%
Basis spread on variable base if spread plus base is greater than the increased fixed rate (in Percent)						2.00%		9.00%		9.00%
Start date for increased interest rate (Date)						Mar. 01, 2013		Jul. 01, 2012		Jul. 01, 2012
Amount of debt outstanding	3,981		6,025	7,533		1,236	2,079	1,373	2,000	1,373	2,000	972	0	94	123		322	970	1,009
Current portion of long-term debt	415	[1]	431	413	[2]
Net total long-term debt	$ 1,859	[1]	$ 4,541	$ 3,015	[2]

[1]	Unaudited
[2]	Restated